Apr. 01, 2016
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund
MainStay Retirement 2050 Fund

MAINSTAY FUNDS TRUST

MainStay Target Date Funds

MainStay Retirement 2050 Fund

 (the “Funds” or each a “Fund”)

Supplement dated April 1, 2016 (“Supplement”)

to the Summary and Statutory Prospectuses dated February 29, 2016, as supplemented

At a meeting held on March 22-23, 2016, at the recommendation of New York Life Investment Management LLC, the Board of Trustees (“Board”) of MainStay Funds Trust approved the following modifications to the Funds’ principal investment strategies, effective immediately.

The first paragraph in the section entitled “Principal Investment Strategies” of each Fund’s Summary Prospectus and Prospectus is updated to state:

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds (“ETFs”) managed by New York Life Investments or its affiliates (“affiliated Underlying Funds”), mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments (“unaffiliated Underlying Funds”), if an affiliated Underlying Fund in a particular asset class is not available (collectively, “Underlying Funds”).

In the section entitled “Investment Risks: Principal Investment Risks of the Funds” of the Prospectus, the following is added as the last sentence in Asset Allocation Risk:

For purposes of applicable regulatory limitations, exchange-traded funds advised by IndexIQ Advisors LLC are considered to be in the same group of investment companies as the Funds because IndexIQ Advisors LLC and New York Life Investments are under common control.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds (“ETFs”) managed by New York Life Investments or its affiliates (“affiliated Underlying Funds”), mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments (“unaffiliated Underlying Funds”), if an affiliated Underlying Fund in a particular asset class is not available (collectively, “Underlying Funds”).

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.